Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Expenses	The components of the lease expenses consist of the following:
	For the year ended June 30, 2024	For the year ended June 30, 2023	For the year ended June 30, 2022
Operating lease cost
Lease expenses	$94,835	$-	$-
Lease expenses – short-term	1,404	77,751	65,580
Total lease expenses	$96,239	$77,751	$65,580

Schedule of Weighted-Average Remaining Term and Discount Rate Related to Leases	Weighted-average remaining term and discount rate related to leases were as follows:
	As of June 30, 2024	As of June 30, 2023

Weighted-average remaining term
Operating lease	1.09 year	-
Weighted-average discount rate
Operating lease	5.40%	-%

Schedule of Minimum Lease Payment Under these Operating Leases	The Company’s commitments for minimum lease payment under these operating leases as of June 30, 2024 are as follows:
Twelve months Ending June 30,	Operating Lease Amount
2025	$198,292
Thereafter	8,621
Total minimum lease payments	206,913
Less: discount	(3,452)
Present value of minimum lease payments	$203,461